Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)	Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Clients 1-5	$503,557	$523,535	$1,002,041	$1,067,495
Clients 6-10	298,015	308,689	600,544	628,424
Clients 11-25	522,181	458,119	994,749	886,149
Other	693,604	829,816	1,421,355	1,628,477
Total	$2,017,357	$2,120,159	$4,018,689	$4,210,545

There was no revenue from individual customers greater than 10% of consolidated revenue in the respective periods.
Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities)
Accounts receivables and unbilled revenue are as follows:

	June 30, 2025	December 31, 2024
	(in thousands)
Billed services (accounts receivable)	$1,411,329	$1,437,653
Allowance for credit losses	(44,074)	(35,664)
Accounts receivable (net)	1,367,255	1,401,989
Unbilled services (unbilled revenue)	1,244,560	1,286,274
Accounts receivable and unbilled revenue, net	$2,611,815	$2,688,263
Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	June 30, 2025	December 31, 2024	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,244,560	$1,286,274	$(41,714)	(3.2)%
Unearned revenue (payments on account)	(1,514,442)	(1,614,758)	100,316	(6.2)%
Net balance	$(269,882)	$(328,484)	$58,602	(17.8)%

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled revenue and therefore contract assets rather than accounts receivable when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations or billed in advance of the revenue being earned.

Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer. As there is no contractual right of set-off between unbilled services (contract assets) and unearned revenue (contract liabilities), each are separately presented gross on the Condensed Consolidated Balance Sheet.

Unbilled services as at June 30, 2025 decreased by $41.7 million compared to December 31, 2024. Unearned revenue decreased by $100.3 million over the same period resulting in a decrease of $58.6 million in the net balance of unbilled services and unearned revenue or payments on account between December 31, 2024 and June 30, 2025. These fluctuations are primarily due to the timing of payments and invoicing related to the Company's clinical trial management contracts. Billings and payments are established by contractual provisions on the delivery of units/milestones including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contracts when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.
As of June 30, 2025, approximately $14.4 billion (December 31, 2024: $15.9 billion) of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 50% of the unsatisfied performance obligations over the next 12 months (December 31, 2024: 47%), with the remainder recognized thereafter over the duration of the customer contracts.